ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of accounting estimates and judgements [Abstract]
ACCOUNTING ESTIMATES AND JUDGEMENTS
31.	ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of these financial statements requires the Group to make estimates and judgements that affect the reported amount of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities.

On an on-going basis, the Group evaluates these estimates, including those related to intangible assets, contingencies and litigation. The estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgements about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Key sources of estimation uncertainty

Note 13 contains information about the assumptions and the risk factors relating to goodwill impairment. Note 21 outlines information regarding the valuation of share options and warrants. Note 24 outlines the valuation techniques used by the Company in determining the fair value of exchangeable notes and the associated embedded derivatives. In Note 28, detailed analysis is given about the interest rate risk, credit risk, liquidity risk and foreign exchange risk of the Group. The Group recognises revenue when it transfers control over a good or service to a customer.

Critical accounting judgements in applying the Group’s accounting policies

Certain critical accounting judgements in applying the Group’s accounting policies are described below:

Research and development expenditure

Under IFRS as issued by IASB, the Group writes off research and development expenditure as incurred, with the exception of expenditure on projects whose outcome has been assessed with reasonable certainty as to technical feasibility, commercial viability and recovery of costs through future revenues. Such expenditure is capitalised at cost within intangible assets and amortised over its expected useful life of 15 years, which commences when commercial production starts. For further information, refer to Note 13.

Acquired in-process research and development (IPR&D) is valued at its fair value at acquisition date in accordance with IFRS 3. The Company determines this fair value by adopting the income approach valuation technique. Once the fair value has been determined, the Company will recognise the IPR&D as an intangible asset when it: (a) meets the definition of an asset and (b) is identifiable (i.e. is separable or arises from contractual or other legal rights).

Factors which impact our judgement to capitalise certain research and development expenditure include the degree of regulatory approval for products and the results of any market research to determine the likely future commercial success of products being developed. We review these factors each year to determine whether our previous estimates as to feasibility, viability and recovery should be changed.

                                        Impairment of intangible assets and goodwill

Definite lived intangible assets are reviewed for indicators of impairment annually while goodwill and indefinite lived assets are tested for impairment annually, individually or at the cash generating unit level.

Factors considered important, as part of an impairment review, include the following:

•	Significant underperformance relative to expected historical or projected future operating results;

•	Significant changes in the manner of our use of the acquired assets or the strategy for our overall business;

•	Obsolescence of products;

•	Significant decline in our stock price for a sustained period; and

•	Our market capitalisation relative to net book value.

When we determine that the carrying value of intangibles, non-current assets and related goodwill may not be recoverable based upon the existence of one or more of the above indicators of impairment, any impairment is measured based on our estimates of projected net discounted cash flows expected to result from that asset, including eventual disposition. Our estimated impairment could prove insufficient if our analysis overestimated the cash flows or conditions change in the future. For further information, refer to Note 13.

Allowance for slow-moving and obsolete inventory

We evaluate the realisability of our inventory on a case-by-case basis and make adjustments to our inventory provision based on our estimates of expected losses. We write-off any inventory that is approaching its “use-by” date and for which no further re-processing can be performed. We also consider recent trends in revenues for various inventory items and instances where the realisable value of inventory is likely to be less than its carrying value. For further information, refer to Note 16.

Allowance for impairment of receivables

Revenue is recognised to the extent that it is probable that economic benefit will flow to the Group and the revenue can be measured. No revenue is recognised if there is uncertainty regarding recovery of the consideration due at the outset of the transaction or the possible return of goods. We make judgements as to our ability to collect outstanding receivables and where necessary make allowances for impairment. Such impairments are made based upon a specific review of all significant outstanding receivables. In determining the allowance, we analyse our historical collection experience and current economic trends. If the historical data we use to calculate the allowance for impairment of receivables does not reflect the future ability to collect outstanding receivables, additional allowances for impairment of receivables may be needed and the future results of operations could be materially affected. For further information, refer to Note 28.

Accounting for income taxes

Significant judgement is required in determining our worldwide income tax expense provision. In the ordinary course of a global business, there are many transactions and calculations where the ultimate tax outcome is uncertain. Some of these uncertainties arise as a consequence of revenue sharing and cost reimbursement arrangements among related entities, the process of identifying items of revenue and expense that qualify for preferential tax treatment and segregation of foreign and domestic income and expense to avoid double taxation. In addition, we operate within multiple taxing jurisdictions and are subject to periodic audits in these jurisdictions. There is a tax audit on going currently in one of the jurisdictions in which we operate. These audits can involve complex issues that may require an extended period of time for resolution. Although we believe that our estimates are reasonable, no assurance can be given that the final tax outcome of these matters will not be different than that which is reflected in our historical income tax provisions and accruals. Such differences could have a material effect on our income tax provision and profit in the period in which such determination is made. In management’s opinion, adequate provisions for income taxes have been made.

Deferred tax assets and liabilities are determined for the effects of net operating losses and temporary differences between the book and tax bases of assets and liabilities, using tax rates projected to be in effect for the year in which the differences are expected to reverse. While we have considered future taxable income and ongoing prudent and feasible tax planning strategies in assessing whether deferred tax assets can be recognised, there is no assurance that these deferred tax assets may be realisable. The extent to which recognised deferred tax assets are not realisable could have a material adverse impact on our income tax provision and net income in the period in which such determination is made.

Note 14 to the consolidated financial statements outlines the basis for the deferred tax assets and liabilities and includes details of the unrecognised deferred tax assets at year end. The Group derecognised deferred tax assets arising on unused tax losses except to the extent that there are sufficient taxable temporary differences relating to the same taxation authority and the same taxable entity which will result in taxable amounts against which the unused tax losses can be utilized before they expire. The derecognition of these deferred tax assets was considered appropriate in light of the increased tax losses caused by the restructuring and uncertainty over the timing of the utilization of the tax losses. Except for the derecognition of deferred tax assets there were no material changes in estimates used to calculate the income tax expense provision during 2018, 2017 or 2016.

Revenue Recognition

No revenue is recognised if there is uncertainty regarding recovery of the consideration due at the outset of the transaction or the possible return of goods. We make a judgement as to the collectability of invoiced sales based on an assessment of the individual debtor taking into account past payment history, the probability of default or delinquency in payments and the probability that debtor will enter into financial difficulties or bankruptcy.

We operate a licenced reference laboratory in New York, USA that specializes in diagnostics for autoimmune diseases. The laboratory provides testing services to two types of customers. Firstly, institutional customers, such as hospitals and commercial diagnostic testing providers, and secondly insurance companies on behalf of their policyholders. The revenue recognition for services provided to insurance companies requires some judgement. In the US, there are rules requiring all insurance companies to be billed the same amount per test. However, the amount that each insurance company pays for a particular test varies according to their own internal policies and this can typically be considerably less than the amount invoiced. We recognise lab services revenue for insurance companies by taking the invoiced amount and reducing it by an estimated percentage based on historical payment data. We review the percentage reduction annually based on the latest data. As a practical expedient, and in accordance with IFRS, we apply a portfolio approach to the insurance companies as they have similar characteristics. We judge that the effect on the financial statements of using a portfolio approach for the insurance companies will not differ materially from applying IFRS 15 to the individual contracts within that portfolio.